Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of information by segment
	Gujia and MM Global Capital	MM Global	Unallocated	Total
Year Ended December 31, 2020
REVENUE	$94,637	$647,488	$-	$742,125

GROSS PROFIT	$87,232	$647,488	$-	$734,720

NET INCOME (LOSS)	$(1,561,755)	$46,280	$(1,666,121)	$(3,181,596)

DEPRECIATION AND AMORTIZATION	$54,576	$-	$-	$54,576
CAPITAL EXPENDITURE	$18,379	$-	$-	$18,379

Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,253,717)	$(36,418)	$(953,099)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

Year Ended December 31, 2018
REVENUE	$26,882	$-	$-	$26,882

GROSS PROFIT	$10,574	$-	$-	$10,574

NET LOSS	$(1,584,950)	$-	$(764,052)	$(2,349,002)

DEPRECIATION AND AMORTIZATION	$27,311	$-	$-	$27,311
CAPITAL EXPENDITURE	$23,863	$-	$-	$23,863

As of December 31, 2020
TOTAL ASSETS	$2,535,818	$295,064	$879,390	$3,710,272
As of December 31, 2019
TOTAL ASSETS	$3,653,582	$153,581	$2,401,382	$6,208,545